ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
ACCOUNTS RECEIVABLE
Bad debt expense	$ 92,943
Bad debt write-off	0	$ 0
Accounts receivable pledged	$ 2,053,490	$ 1,829,454